OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
Indirect taxes	$ 567	$ 1,279
Government of Israel - OCS receivable	322	218
Prepaid expenses and work in progress	1,518	1,643
Advances to suppliers	28	128
Others	250	222
Other current assets, total	$ 2,685	$ 3,490